Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Liabilities
Accrued Liabilities

	Year Ended December 31,
	2018 $	2017 $
Voyage and vessel	23,922	19,404
Corporate accruals	1,587	1,244
Interest and dividends	6,678	3,984
Payroll and benefits (note 15h)	8,669	9,976
Total	40,856	34,608